Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net Income from interest		$ 5,149,812,618	$ 3,762,271,310	$ 1,034,262,951
Net fee Income		1,091,864,547	1,026,604,886	919,128,952
Net Income from Financial Instruments measured at fair value through Profit or Loss		866,960,910	596,449,655	2,292,844,318
Income from Derecognition of Assets Measured at Amortized Cost		205,334,870	91,693,820	4,051,402
Exchange rate differences on foreign currency		154,842,323	1,333,961,415	136,464,335
Other Operating Income		488,418,535	831,336,610	500,385,074
Insurance Business Result		16,029,355	79,141,918	87,268,855
Impairment Charge		(862,799,436)	(415,237,812)	(355,595,908)
Personnel Expenses		(1,031,478,806)	(765,351,351)	(657,052,537)
Administrative Expenses		(754,026,392)	(642,891,354)	(608,416,422)
Depreciation Expenses		(188,067,489)	(183,528,111)	(189,044,003)
Other Operating Expenses		(1,260,006,573)	(1,231,597,862)	(862,995,830)
Loss on net monetary position		(2,384,891,465)	(3,306,755,066)	(1,853,855,679)
Operating Income		1,491,992,997	1,176,098,058	447,445,508
Share of profit from Associates and Joint Ventures	[1]	719,230,179	6,380,449	(2,992,233)
Income before Taxes from Continuing Operations		2,211,223,176	1,182,478,507	444,453,275
Income Tax from Continuing Operations		(586,613,614)	(448,245,698)	(115,069,558)
Net Income from Continuing Operations		1,624,609,562	734,232,809	329,383,717
Net Income for the Year		1,624,609,562	734,232,809	329,383,717
Other Comprehensive Income (Loss)		14,641,342	3,359,376	(6,513,646)
Net Income for the Year Attributable to parent company´s owners		1,624,744,805	734,238,287	329,383,656
Net Income for the Year Attributable to Non-controlling Interests		(135,243)	(5,478)	61
Total Comprehensive Income Attributable to Parent company´s owners		1,639,386,979	737,597,663	322,870,010
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(136,075)	(5,478)	61
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest		5,126,353,628	3,768,209,241
Net fee Income		1,103,793,075	1,049,742,504
Net Income from Financial Instruments measured at fair value through Profit or Loss		868,316,086	584,935,051
Income from Derecognition of Assets Measured at Amortized Cost		205,334,870	91,693,820
Exchange rate differences on foreign currency		154,496,339	1,333,613,657
Other Operating Income		502,921,074	847,082,359
Insurance Business Result		1,142,761	46,263,229
Impairment Charge		(862,799,436)	(415,237,812)
Personnel Expenses		(1,030,261,991)	(764,539,687)
Administrative Expenses		(754,199,232)	(643,504,010)
Depreciation Expenses		(187,977,455)	(183,508,477)
Other Operating Expenses		(1,260,053,834)	(1,231,594,929)
Loss on net monetary position		(2,384,445,707)	(3,305,506,451)
Operating Income		1,482,620,178	1,177,648,495
Share of profit from Associates and Joint Ventures		719,230,179	6,380,449
Income before Taxes from Continuing Operations		2,201,850,357	1,184,028,944
Income Tax from Continuing Operations		(586,613,614)	(448,245,698)
Net Income from Continuing Operations		1,615,236,743	735,783,246
Net Income for the Year		1,615,236,743	735,783,246
Other Comprehensive Income (Loss)		14,817,273	1,461,579
Total Comprehensive Income Attributable to Parent company´s owners		1,630,190,091	737,250,303
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(136,075)	(5,478)
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest		0	0
Net fee Income		(3,526,656)	(1,205,411)
Net Income from Financial Instruments measured at fair value through Profit or Loss		3,594,182	839,300
Income from Derecognition of Assets Measured at Amortized Cost		0	0
Exchange rate differences on foreign currency		345,984	347,758
Other Operating Income		2,385,715	580,238
Insurance Business Result		0	0
Impairment Charge		0	0
Personnel Expenses		(1,216,815)	(811,664)
Administrative Expenses		(886,673)	(1,184,697)
Depreciation Expenses		(90,034)	(19,634)
Other Operating Expenses		0	(6,596)
Loss on net monetary position		(445,758)	(1,248,615)
Operating Income		159,945	(2,709,321)
Share of profit from Associates and Joint Ventures		0	0
Income before Taxes from Continuing Operations		159,945	(2,709,321)
Income Tax from Continuing Operations		0	0
Net Income from Continuing Operations		159,945	(2,709,321)
Net Income for the Year		159,945	(2,709,321)
Other Comprehensive Income (Loss)		(175,931)	1,897,797
Total Comprehensive Income Attributable to Parent company´s owners		(15,986)	(811,524)
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest		4,098,346,047	3,183,580,468	523,638,369
Net fee Income		625,600,646	634,363,687	557,326,164
Net Income from Financial Instruments measured at fair value through Profit or Loss		615,209,804	254,406,328	2,172,501,553
Income from Derecognition of Assets Measured at Amortized Cost		177,696,357	92,217,350	4,164,256
Exchange rate differences on foreign currency		141,859,694	1,159,858,719	131,213,697
Other Operating Income		204,887,219	607,184,737	336,877,909
Insurance Business Result		0	0	0
Impairment Charge		(508,665,890)	(273,838,471)	(239,780,771)
Personnel Expenses		(810,888,389)	(547,795,208)	(453,280,282)
Administrative Expenses		(523,332,478)	(445,472,178)	(429,770,904)
Depreciation Expenses		(156,595,062)	(152,696,232)	(150,548,349)
Other Operating Expenses		(825,674,278)	(893,682,457)	(621,047,523)
Loss on net monetary position		(1,972,790,608)	(2,665,086,462)	(1,506,965,773)
Operating Income		1,065,653,062	953,040,281	324,328,346
Share of profit from Associates and Joint Ventures		668,785,101	(4,239,137)	(2,992,233)
Income before Taxes from Continuing Operations		1,734,438,163	948,801,144	321,336,113
Income Tax from Continuing Operations		(449,076,292)	(338,127,643)	(42,640,102)
Net Income from Continuing Operations		1,285,361,871	610,673,501	278,696,011
Net Income for the Year		1,285,361,871	610,673,501	278,696,011
Other Comprehensive Income (Loss)		14,950,289	0	(7,656,870)
Total Comprehensive Income Attributable to Parent company´s owners		1,300,322,262	610,673,501	271,039,141
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(10,102)	0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest		980,723,750	567,510,963	456,666,063
Net fee Income		465,648,303	405,580,444	381,814,663
Net Income from Financial Instruments measured at fair value through Profit or Loss		107,187,647	210,881,387	90,709,333
Income from Derecognition of Assets Measured at Amortized Cost		27,638,513	(538,889)	(112,854)
Exchange rate differences on foreign currency		3,011,398	10,745,228	(886,435)
Other Operating Income		111,937,427	85,485,614	77,949,482
Insurance Business Result		0	0	0
Impairment Charge		(354,059,699)	(141,401,919)	(115,823,295)
Personnel Expenses		(171,347,355)	(169,148,481)	(165,652,070)
Administrative Expenses		(196,257,679)	(167,090,794)	(151,808,733)
Depreciation Expenses		(29,316,937)	(26,518,495)	(34,008,213)
Other Operating Expenses		(263,419,759)	(228,695,671)	(229,751,495)
Loss on net monetary position		(364,590,391)	(490,135,833)	(282,129,933)
Operating Income		317,155,218	56,673,554	26,966,513
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		317,155,218	56,673,554	26,966,513
Income Tax from Continuing Operations		(89,600,049)	(26,781,840)	(13,258,116)
Net Income from Continuing Operations		227,555,169	29,891,714	13,708,397
Net Income for the Year		227,555,169	29,891,714	13,708,397
Other Comprehensive Income (Loss)		(433,927)	1,030,238	(95)
Total Comprehensive Income Attributable to Parent company´s owners		227,121,242	30,921,952	13,708,302
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest		48,406,373	17,641,358	64,979,451
Net fee Income		0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss		24,402,583	(25,293,252)	(43,876,575)
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		5,486,244	118,552,884	30,658
Other Operating Income		18,559,887	26,036,634	11,317,578
Insurance Business Result		1,142,761	46,263,229	53,655,172
Impairment Charge		(122,840)	2,578	8,158
Personnel Expenses		(18,863,308)	(27,727,540)	(25,116,817)
Administrative Expenses		(6,402,080)	(14,922,481)	(12,859,462)
Depreciation Expenses		(281,755)	(2,636,604)	(3,795,223)
Other Operating Expenses		(118,143,100)	(77,408,491)	(159,612)
Loss on net monetary position		19,753,841	(42,373,755)	(13,208,382)
Operating Income		(26,061,394)	18,134,560	30,974,946
Share of profit from Associates and Joint Ventures		0	10,619,586	0
Income before Taxes from Continuing Operations		(26,061,394)	28,754,146	30,974,946
Income Tax from Continuing Operations		176,691	(3,982,527)	(14,589,724)
Net Income from Continuing Operations		(25,884,703)	24,771,619	16,385,222
Net Income for the Year		(25,884,703)	24,771,619	16,385,222
Other Comprehensive Income (Loss)		552,096	432,222	(123,841)
Total Comprehensive Income Attributable to Parent company´s owners		(25,206,634)	25,209,319	16,261,320
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(125,973)	(5,478)	61
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest		(1,122,542)	(523,548)	3,212,630
Net fee Income		9,017,470	8,592,962	158,541
Net Income from Financial Instruments measured at fair value through Profit or Loss		125,110,234	145,779,888	58,196,614
Income from Derecognition of Assets Measured at Amortized Cost		0	15,359	0
Exchange rate differences on foreign currency		4,484,987	44,804,584	6,106,415
Other Operating Income		169,922,256	128,955,612	91,724,438
Insurance Business Result		0	0	0
Impairment Charge		48,993	0	0
Personnel Expenses		(30,379,754)	(20,680,122)	(13,003,368)
Administrative Expenses		(29,093,668)	(17,203,254)	(17,569,181)
Depreciation Expenses		(1,873,735)	(1,676,780)	(692,218)
Other Operating Expenses		(52,816,697)	(31,814,906)	(12,147,681)
Loss on net monetary position		(67,264,307)	(109,159,016)	(51,551,591)
Operating Income		126,033,237	147,090,779	64,434,599
Share of profit from Associates and Joint Ventures		50,445,078	0	0
Income before Taxes from Continuing Operations		176,478,315	147,090,779	64,434,599
Income Tax from Continuing Operations		(48,113,964)	(79,353,688)	(44,581,616)
Net Income from Continuing Operations		128,364,351	67,737,091	19,852,983
Net Income for the Year		128,364,351	67,737,091	19,852,983
Other Comprehensive Income (Loss)		(427,116)	1,896,916	1,267,160
Total Comprehensive Income Attributable to Parent company´s owners		127,937,235	69,634,007	21,120,143
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest		23,458,990	(5,937,931)
Net fee Income		(8,401,872)	(21,932,207)
Net Income from Financial Instruments measured at fair value through Profit or Loss		(4,949,358)	10,675,304
Income from Derecognition of Assets Measured at Amortized Cost		0	0
Exchange rate differences on foreign currency		0	0
Other Operating Income		(16,888,254)	(16,325,987)
Insurance Business Result		14,886,594	32,878,689
Impairment Charge		0	0
Personnel Expenses		0	0
Administrative Expenses		1,059,513	1,797,353
Depreciation Expenses		0	0
Other Operating Expenses		47,261	3,663
Loss on net monetary position		0	0
Operating Income		9,212,874	1,158,884
Share of profit from Associates and Joint Ventures		0	0
Income before Taxes from Continuing Operations		9,212,874	1,158,884
Income Tax from Continuing Operations		0	0
Net Income from Continuing Operations		9,212,874	1,158,884
Net Income for the Year		9,212,874	1,158,884
Other Comprehensive Income (Loss)		0	0
Total Comprehensive Income Attributable to Parent company´s owners		9,212,874	1,158,884
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest		23,458,990	(5,937,931)	(14,233,562)
Net fee Income		(8,401,872)	(21,932,207)	(20,170,416)
Net Income from Financial Instruments measured at fair value through Profit or Loss		(4,949,358)	10,675,304	15,313,393
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		0	0	0
Other Operating Income		(16,888,254)	(16,325,987)	(17,484,333)
Insurance Business Result		14,886,594	32,878,689	33,613,683
Impairment Charge		0	0	0
Personnel Expenses		0	0	0
Administrative Expenses		1,059,513	1,797,353	3,591,858
Depreciation Expenses		0	0	0
Other Operating Expenses		47,261	3,663	110,481
Loss on net monetary position		0	0	0
Operating Income		9,212,874	1,158,884	741,104
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		9,212,874	1,158,884	741,104
Income Tax from Continuing Operations		0	0	0
Net Income from Continuing Operations		9,212,874	1,158,884	741,104
Net Income for the Year		9,212,874	1,158,884	741,104
Other Comprehensive Income (Loss)		0	0	0
Total Comprehensive Income Attributable to Parent company´s owners		9,212,874	1,158,884	741,104
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		$ 0	$ 0	$ 0

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.